ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Results of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	$ 444,296	$ 916,391	$ 883,549
Net loss	21,704	(169,635)	(15,133)
Domestic [Member]
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Total revenues	91,807	287,475	315,797
Net loss	$ (6,484)	$ (24,135)	$ (41,831)